Summary of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Derivative [Line Items]
Notional amounts	$ 1,868,010
Interest Rate Cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	623,000
Interest Rate Cap | Amortizing
Derivative [Line Items]
Notional amounts	2,260
Interest rate swaps and caps | Amortizing
Derivative [Line Items]
Notional amounts	1,181,534
Interest Rate Collar Contract
Derivative [Line Items]
Notional amounts	$ 61,216